Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,148,613.83

Principal:
Principal Collections	$26,595,701.86
Prepayments in Full	$16,953,302.41
Liquidation Proceeds	$619,388.71
Recoveries	$79,186.29
Sub Total	$44,247,579.27
Collections	$48,396,193.10

Purchase Amounts:
Purchase Amounts Related to Principal	$46,234.92
Purchase Amounts Related to Interest	$160.13
Sub Total	$46,395.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,442,588.15

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,442,588.15
Servicing Fee	$989,543.77	$989,543.77	$0.00	$0.00	$47,453,044.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,453,044.38
Interest - Class A-2 Notes	$151,517.18	$151,517.18	$0.00	$0.00	$47,301,527.20
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$47,058,893.87
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$46,971,170.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,971,170.95
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$46,921,058.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,921,058.87
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$46,876,597.79
Third Priority Principal Payment	$1,645,147.63	$1,645,147.63	$0.00	$0.00	$45,231,450.16
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$45,167,520.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,167,520.91
Regular Principal Payment	$40,513,390.92	$40,513,390.92	$0.00	$0.00	$4,654,129.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,654,129.99
Residuel Released to Depositor	$0.00	$4,654,129.99	$0.00	$0.00	$0.00
Total		$48,442,588.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,645,147.63
Regular Principal Payment					$40,513,390.92
Total					$42,158,538.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$42,158,538.55	$84.72	$151,517.18	$0.30	$42,310,055.73	$85.02
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$42,158,538.55	$26.18	$640,375.84	$0.40	$42,798,914.39	$26.58

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$386,852,377.58	0.7774365	$344,693,839.03	0.6927127
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,132,592,377.58	0.7034560	$1,090,433,839.03	0.6772713

Pool Information
Weighted Average APR	4.459%	4.449%
Weighted Average Remaining Term	49.50	48.66
Number of Receivables Outstanding	58,515	57,223
Pool Balance	$1,187,452,519.53	$1,142,804,158.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,142,205,493.91	$1,099,377,229.95
Pool Factor	0.7241737	0.6969447

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$17,142,062.38
Yield Supplement Overcollateralization Amount	$43,426,928.80
Targeted Overcollateralization Amount	$52,370,319.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,370,319.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		131	$433,732.88
(Recoveries)		36	$79,186.29
Net Losses for Current Collection Period			$354,546.59
Cumulative Net Losses Last Collection Period			$2,103,595.91
Cumulative Net Losses for all Collection Periods			$2,458,142.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.86%	434	$9,836,961.62
61-90 Days Delinquent	0.12%	55	$1,368,198.68
91-120 Days Delinquent	0.01%	7	$157,067.62
Over 120 Days Delinquent	0.02%	12	$263,961.02
Total Delinquent Receivables	1.02%	508	$11,626,188.94

Repossession Inventory:
Repossessed in the Current Collection Period		40	$930,758.11
Total Repossessed Inventory		62	$1,536,352.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4618%
Preceding Collection Period			0.3507%
Current Collection Period			0.3652%
Three Month Average			0.3926%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1322%
Preceding Collection Period			0.1179%
Current Collection Period			0.1293%
Three Month Average			0.1265%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer